Other short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Short-term Debt [Table Text Block]
(In thousands)	2014	2013
Advances with the FHLB paying interest at maturity, at fixed rate of 0.39% (2013 - 0.44%)	$20,000	$400,000
Others	1,200	1,200
Total other short-term borrowings	$21,200	$401,200